UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: December 31

Date of reporting period: September 30, 2019

Item 1. Schedule of Investments.

Kennedy Capital ESG SMID Cap Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 97.2%
	COMMUNICATION SERVICES — 0.8%
892	Vonage Holdings Corp.*	$10,080
	CONSUMER DISCRETIONARY — 10.6%
257	Aramark	11,200
96	Bright Horizons Family Solutions, Inc.*	14,640
239	Brunswick Corp.	12,456
764	Callaway Golf Co.	14,829
282	Hooker Furniture Corp.	6,046
426	LKQ Corp.*	13,398
80	Pool Corp.	16,136
97	PVH Corp.	8,558
249	Service Corp. International	11,905
211	ServiceMaster Global Holdings, Inc.*	11,795
132	Wyndham Hotels & Resorts, Inc.	6,830
		127,793
	CONSUMER STAPLES — 2.4%
551	BJ's Wholesale Club Holdings, Inc.*	14,254
279	Central Garden & Pet Co. - Class A*	7,735
94	Lamb Weston Holdings, Inc.	6,836
		28,825
	ENERGY — 1.2%
252	DMC Global, Inc.	11,083
234	Oil States International, Inc.*	3,112
		14,195
	FINANCIALS — 14.6%
488	Amalgamated Bank - Class A	7,818
101	American Financial Group, Inc.	10,893
166	Axis Capital Holdings, Ltd.[1]	11,075
307	Cannae Holdings, Inc.*	8,433
417	ConnectOne Bancorp, Inc.	9,257
179	East West Bancorp, Inc.	7,928
370	First Financial Bancorp	9,056
124	Globe Life, Inc.	11,874
144	LPL Financial Holdings, Inc.	11,794
305	PacWest Bancorp	11,084
74	Reinsurance Group of America, Inc.	11,831
55	SVB Financial Group*	11,492
845	Valley National Bancorp	9,185
250	Voya Financial, Inc.	13,610
166	Walker & Dunlop, Inc.	9,284
247	Western Alliance Bancorp	11,382

Kennedy Capital ESG SMID Cap Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
152	Wintrust Financial Corp.	$9,824
		175,820
	HEALTH CARE — 15.8%
252	AMN Healthcare Services Inc*	14,505
112	Biohaven Pharmaceutical Holding Co., Ltd.*,1	4,673
144	BioTelemetry, Inc.*	5,865
244	Bruker Corp.	10,719
86	Charles River Laboratories International, Inc.*	11,384
106	Emergent BioSolutions, Inc.*	5,542
214	Encompass Health Corp.	13,542
86	Global Blood Therapeutics, Inc.*	4,173
253	Globus Medical, Inc., Class A*	12,933
294	Halozyme Therapeutics, Inc.*	4,560
101	Hill–Rom Holdings, Inc.	10,628
87	ICON PLC*,1	12,819
70	ICU Medical, Inc.*	11,172
53	Ligand Pharmaceuticals, Inc.*	5,276
77	LivaNova PLC*,1	5,682
302	NextGen Healthcare, Inc.*	4,732
211	Omnicell, Inc.*	15,249
407	Premier, Inc. - Class A*	11,770
382	Puma Biotechnology Inc*	4,112
70	Reata Pharmaceuticals, Inc. - Class A*	5,620
106	West Pharmaceutical Services, Inc.	15,033
		189,989
	INDUSTRIALS — 16.2%
74	Acuity Brands, Inc.	9,974
138	Brink's Co.	11,447
83	Chart Industries, Inc.*	5,176
365	Columbus McKinnon Corp.	13,297
281	Gardner Denver Holdings, Inc.*	7,950
145	Generac Holdings, Inc.*	11,359
638	Harsco Corp.*	12,096
264	Hillenbrand, Inc.	8,152
101	IDEX Corp.	16,552
109	John Bean Technologies Corp.	10,838
70	Kadant, Inc.	6,145
168	Mercury Systems, Inc.*	13,637
69	Nordson Corp.	10,092
64	Teledyne Technologies, Inc.*	20,607
580	Titan Machinery, Inc.*	8,317
98	United Rentals, Inc.*	12,215
90	Valmont Industries, Inc.	12,460

Kennedy Capital ESG SMID Cap Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
38	Woodward, Inc.	$4,098
		194,412
	INFORMATION TECHNOLOGY — 16.8%
164	Cognex Corp.	8,057
45	Coherent, Inc.*	6,917
82	Euronet Worldwide, Inc.*	11,997
96	Everbridge, Inc.*	5,924
842	FireEye, Inc.*	11,232
184	FLIR Systems, Inc.	9,677
1,084	Infinera Corp.*	5,908
436	KEMET Corp.	7,926
181	LivePerson, Inc.*	6,462
391	Marvell Technology Group Ltd.[1]	9,763
808	ON Semiconductor Corp.*	15,522
59	Paylocity Holding Corp.*	5,757
330	Perficient, Inc.*	12,731
179	PROS Holdings, Inc.*	10,668
225	SS&C Technologies Holdings, Inc.	11,603
123	SYNNEX Corp.	13,887
292	Trimble, Inc.*	11,333
51	Tyler Technologies, Inc.*	13,388
1,213	Unisys Corp.*	9,013
255	WNS Holdings Ltd. ADR*	14,981
		202,746
	MATERIALS — 4.0%
148	Albemarle Corp.	10,289
225	Berry Global Group, Inc.*	8,836
203	Ingevity Corp.*	17,222
124	Reliance Steel & Aluminum Co.	12,358
		48,705
	REAL ESTATE — 11.0%
266	American Campus Communities, Inc. - REIT	12,789
356	Americold Realty Trust - REIT	13,197
848	Brandywine Realty Trust - REIT	12,847
178	CyrusOne, Inc. - REIT	14,080
441	Duke Realty Corp., REIT	14,981
69	Jones Lang LaSalle, Inc.	9,595
96	Mid-America Apartment Communities, Inc., REIT	12,481
153	Ryman Hospitality Properties Inc	12,517
400	STAG Industrial, Inc. - REIT	11,792
119	Sun Communities, Inc. - REIT	17,666
		131,945

Kennedy Capital ESG SMID Cap Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UTILITIES — 3.8%
282	Aqua America, Inc.	$12,642
320	California Water Service Group	16,938
180	Spire, Inc.	15,703
		45,283
	TOTAL COMMON STOCKS
	(Cost $1,180,180)	1,169,793

Principal Amount
	SHORT-TERM INVESTMENTS — 3.7%
$44,147	UMB Money Market Fiduciary, 0.25%[2]	44,147
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $44,147)	44,147
	TOTAL INVESTMENTS — 100.9%
	(Cost $1,224,327)	1,213,940
	Liabilities In Excess Of Other Assets — (0.9)%	(10,668)
	NET ASSETS — 100.0%	$1,203,272

PLC – Public Limited Company

ADR – American Depository Receipt

REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Kennedy Capital ESG SMID Cap Fund

NOTES TO SCHEDULE OF INVESTMENTS

September 30, 2019 (Unaudited)

Note 1 – Organization

Kennedy Capital ESG SMID Cap Fund (the ‘‘Fund”) is organized as a diversified series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund’s investment objective is capital appreciation. The Fund currently offers two classes of shares: Investor Class and Institutional Class. The Fund’s Institutional Class shares commenced operations on June 28, 2019. The Fund’s Investor Class shares are not currently available for purchase.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Note 3 – Federal Income Taxes

At September 30, 2019, gross unrealized appreciation (depreciation) of investments, based on cost for federal income tax purposes were as follows:

Kennedy Capital ESG SMID Cap Fund

NOTES TO SCHEDULE OF INVESTMENTS – Continued

September 30, 2019 (Unaudited)

Cost of investments	$1,224,327

Gross unrealized appreciation	$49,760
Gross unrealized depreciation	(60,147)

Net unrealized depreciation on investments	$(10,387)

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2019, in valuing the Fund’s assets carried at fair value:

Kennedy Capital ESG SMID Cap Fund

NOTES TO SCHEDULE OF INVESTMENTS – Continued

September 30, 2019 (Unaudited)

	Level 1	Level 2*	Level 3*	Total
Assets
Investments
Common Stocks[1]	$1,169,793	$-	$-	$1,169,793
Short-Term Investments	44,147	-	-	44,147
Total Assets	$1,213,940	$-	$-	$1,213,940

[1]	For a detailed break-out of common stocks by sector, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 or Level 3 securities at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust II

By:	/s/ Terrance Gallagher
Title:	Terrance Gallagher, President

Date:	11/29/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ Terrance Gallagher
(Signature and Title)	Terrance Gallagher, President

Date:	11/29/2019

By:*	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	11/29/2019

*	Print the name and title of each signing officer under his or her signature.